John Hancock Dynamic Municipal Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
John Hancock Dynamic Municipal Bond ETF | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	4.95%	3.81%